Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 198,112
Payable on a fixed date	[1],[4]	513,859
Total	[1],[5]	942,028	$ 939,773	$ 952,333
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	159,897
Payable on a fixed date	[4]	357,157
Total		680,489	672,204	679,196
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4
Payable on a fixed date	[4]	53,785
Total		90,399	96,041	96,807
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	260
Payable on a fixed date	[4]	22,575
Total		22,835	25,418	21,562
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	15,029
Payable on a fixed date	[4]	20,646
Total		43,303	41,907	41,424
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,569
Payable on a fixed date	[4]	6,038
Total		16,268	15,591	15,860
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	144
Payable on a fixed date	[4]	17,068
Total		23,327	22,056	23,724
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,272
Payable on a fixed date	[4]	5,159
Total		10,018	9,541	9,580
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,937
Payable on a fixed date	[4]	31,431
Total		55,389	57,015	64,180
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	141,514
Payable on a fixed date	[4]	134,789
Total		292,117	292,576	288,617
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	54,292
Payable on a fixed date	[4]	347,694
Total		605,457	597,114	612,267
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,306
Payable on a fixed date	[4]	31,376
Total		44,454	$ 50,083	$ 51,449
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	185,588
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	139,431
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	36,564
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	92
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,606
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	1,188
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	36
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	3,671
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	5,090
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	170,612
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	9,886
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	44,469
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	24,004
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	46
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7,536
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	55
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,927
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	551
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7,350
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	10,724
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	32,859
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	$ 886

[1]	Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $120 (January 31, 2024 – $123; October 31, 2023 – $123) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[6]	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.